Contingencies (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Claims with probable chance of loss and arising from business combinations
Total	R$ 1,092,645	R$ 985,237
Labor claims
Claims with probable chance of loss and arising from business combinations
Total	255,938	207,827
Tax | Normal operations
Claims with probable chance of loss and arising from business combinations
Total	258,321	275,168
Tax | Normal operations | IR and CSL
Claims with probable chance of loss and arising from business combinations
Total	17,313	11,462
Tax | Normal operations | PIS and COFINS
Claims with probable chance of loss and arising from business combinations
Total	155,681	204,516
Tax | Normal operations | ICMS
Claims with probable chance of loss and arising from business combinations
Total	76,342	39,604
Tax | Normal operations | Other tax claims
Claims with probable chance of loss and arising from business combinations
Total	8,985	19,586
Business Combination
Claims with probable chance of loss and arising from business combinations
Total	369,724	336,158
Business Combination | IR and CSL
Claims with probable chance of loss and arising from business combinations
Total	50,051	45,656
Business Combination | PIS and COFINS
Claims with probable chance of loss and arising from business combinations
Total	56,135	51,052
Business Combination | ICMS - interstate purchases
Claims with probable chance of loss and arising from business combinations
Total	263,538	239,450
Corporate claims
Claims with probable chance of loss and arising from business combinations
Total	135,779	105,175
Civil claims and other
Claims with probable chance of loss and arising from business combinations
Total	R$ 72,883	R$ 60,909